INCOME TAXES EXPENSES	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
INCOME TAXES EXPENSES

22.

INCOME TAXES EXPENSES

The entities within the Company file separate tax returns in the respective tax jurisdictions that they operate.

The Company is incorporated in the Cayman Islands, the laws of which do not require the Company to pay any income taxes or other taxes based on income, business activity or assets.

The Company is not incorporated nor does it engage in any trade or business in the United States and is not subject to United States federal income taxes. The Company did not derive any significant amount of income subject to such taxes after completion of the Share Exchange and accordingly, no relevant tax provision is made in the consolidated statements of operations.

Victor Score is domiciled in the British Virgin Islands, the law of which does not require the company to pay any income taxes or other taxes based on income, business activity or assets.

Apex Wealth is domiciled in Hong Kong and subject to statutory profits tax of 16.5% if it incurred revenue and profits in Hong Kong.

Dalian Xinding is domiciled in PRC and subject to statutory profits tax of 25% if it incurred revenue and profits there.

TOFA and Tongda, all domiciled in PRC, are subject to PRC enterprise income tax of 15% for the year ended December 31, 2014, 2013 and 2012.

Panjin Tofa, Zhaodong Tofa and Mudanjiang are domiciled in PRC and subject to statutory profits tax of 25% if it incurred revenue and profits there.

The Company’s income tax represents the income tax expenses from VIEs. The Company’s other entities sustained losses and accordingly no income tax was provided.

	For the Years Ended December 31
	2014	2013	2012
Current tax:
PRC income tax	$908,268	$726,206	$1,140,923

The Company’s income tax for the year ended December 31, 2014, 2013 and 2012 can be reconciled to the income before income tax expenses in the statement of operations as follows:

	For the Years Ended December 31,
	2014	2013	2012

Income before tax	$4,537,899	$4,200,223	$5,629,680

Expected PRC income tax expense at statutory tax rate of 25%	$1,134,474	$1,050,055	$1,407,420
Expense/(Income) not deductible/taxable	363,417	139,751	331,170
Tax concession	(589,623)	(463,600)	(597,667)
Actual income tax expense	$908,268	$726,206	$1,140,923

In December 2008 and November 2010, TOFA and Tongda respectively were registered as the State Encouraged High and New Technology Enterprises. According to the PRC Law on Enterprise Income Tax promulgated on March 16, 2007, TOFA and Tongda are entitled to a concessionary rate of income tax at 15%. Accordingly TOFA is subject to an income tax rate of 15% in both 2014 and 2013, while Tongda has been subject to an income tax rate of 15% since January 1, 2011.

The Company’s effective income tax rate is 20.0%, 17.3%, and 20.3% for the year ended December 31, 2014, 2013 and 2012, respectively.

The Company has not recorded any deferred tax asset since the amounts are deemed immaterial. The Company has analyzed the tax positions taken or expected to be taken in its tax filings and has conclude it has no material asset related to uncertain tax positions.